Income Taxes (Details) - Schedule of Income Tax Provision	12 Months Ended
Dec. 31, 2023 USD ($)
Federal
Current
Deferred	85,675
State
Current
Deferred	27,960
Change in valuation allowance	(113,635)
Income tax provision